UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

  Report for the Calendar Year or Quarter Ended: December 31, 2009

  Check here if Amendment {X}; Amendment Number: __1__
      This Amendment (Check only one.):  { } is a restatement.
                                         {X} adds new holdings entries.

  Institutional Investment Manager Filing this Report:

  Name:    Citigroup Inc.
  Address: 399 Park Avenue
           New York, New York 10043

  Form 13F File Number: 28-2427

  The institutional investment manager filing this report and the person by who it is signed hereby represent that the person signing the report is authorize to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

  Person Signing this Report on Behalf of Reporting Manager:

  Name:   Julie A. Bell Lindsay
  Title:  Assistant Secretary
  Phone:  (212) 559-1000

  Signature, Place, and Date of Signing:

  /s/ Julie A. Bell Lindsay                  New York, New York    May 13, 2010

  This amendment is being filed to (i) add Citibank Canada to the list of other institutional investment managers (identified as number 31 on the "List of Other Included Managers") and (ii) add certain reportable securities directly beneficially owned by Citibank Canada which were not previously included on the Form 13F-HR filed by Citigroup Inc. on February 12, 2010.

  Report Type (Check only one.):
  { X } 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

  {   } 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

  {   } 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion ar reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE
  Report Summary:

  Number of Other Included Managers:                            4
  Form 13F Information Table Entry Total:                      21
  Form 13F Information Table Value Total:            $283,802,571


  List of Other Included Managers:

  Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       Form 13F File
  No.  File Number          Name

  04   28-5347              Citibank Overseas Investment Corporation
  05   28-4287              Citibank, N.A.
  08   28-11520             Citicorp
  31   28-6215              Citibank Canada

                                                                 FORM 13F INFORMATION TABLE
                      TITLE                 VALUE   SHARES/   SH/ PUT/ INVSTMT          OTHER               VOTING AUTHORITY
      NAME OF ISSUER  CLASS        CUSIP   (X$1000) PRN AMT   PRN CALL DSCRETN         MANAGERS          SOLE     SHARED     NONE
-------------------- ----------- --------- -------- --------- --- ---- ------- ----------------------- --------- --------- ---------
AGRIUM INC           COM         008916108      246      3996 SH       DEFINED                4,5,8,31      3996         0         0
BCE INC              COM NEW     05534B760   179640   6506356 SH       DEFINED                4,5,8,31   6506356         0         0
BANK MONTREAL QUE    COM         063671101     1806     34032 SH       DEFINED                4,5,8,31     34032         0         0
BANK NOVA SCOTIA HAL COM         064149107     2832     60590 SH       DEFINED                4,5,8,31     60590         0         0
CDN IMPERIAL BK OF C COM         136069101     1718     26593 SH       DEFINED                4,5,8,31     26593         0         0
CANADIAN NAT RES LTD COM         136385101      221      3067 SH       DEFINED                4,5,8,31      3067         0         0
CENOVUS ENERGY INC   COM         15135U109      257     10192 SH       DEFINED                4,5,8,31     10192         0         0
ENBRIDGE INC         COM         29250N105      234      5053 SH       DEFINED                4,5,8,31      5053         0         0
ENCANA CORP          COM         292505104      306      9432 SH       DEFINED                4,5,8,31      9432         0         0
ENDEAVOUR SILVER COR COM         29258Y103       80     22031 SH       DEFINED                4,5,8,31     22031         0         0
IMPERIAL OIL LTD     COM NEW     453038408      209      5416 SH       DEFINED                4,5,8,31      5416         0         0
MAG SILVER CORP      COM         55903Q104      140     23418 SH       DEFINED                4,5,8,31     23418         0         0
PAN AMERICAN SILVER  COM         697900108     1118     46945 SH       DEFINED                4,5,8,31     46945         0         0
ROGERS COMMUNICATION CL B        775109200    85250   2750000 SH       DEFINED                4,5,8,31   2750000         0         0
ROYAL BK CDA MONTREA COM         780087102     4505     84123 SH       DEFINED                4,5,8,31     84123         0         0
SILVER STD RES INC   COM         82823L106      449     20531 SH       DEFINED                4,5,8,31     20531         0         0
SILVERCORP METALS IN COM         82835P103      594     89976 SH       DEFINED                4,5,8,31     89976         0         0
SUNCOR ENERGY INC NE COM         867224107      315      8909 SH       DEFINED                4,5,8,31      8909         0         0
TECK RESOURCES LTD   CL B        878742204      444     12702 SH       DEFINED                4,5,8,31     12702         0         0
TORONTO DOMINION BK  COM NEW     891160509     3150     50230 SH       DEFINED                4,5,8,31     50230         0         0
TRANSCANADA CORP     COM         89353D107      289      8394 SH       DEFINED                4,5,8,31      8394         0         0